Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	SUMMARY		AVERAGE	AVERAGE	VALUE OF INITIAL FIXED $100
	COMPENSATION		SUMMARY	COMPENSATION	INVESTMENT BASED ON:
	TABLE TOTAL	COMPENSATION	COMPENSATION	ACTUALLY		PEER GROUP
	FOR PRINCIPAL	ACTUALLY	TABLE	PAID TO	TOTAL	TOTAL		REAL ESTATE
	EXECUTIVE	PAID TO	TOTAL FOR	NON-PEO	SHAREHOLDER	SHAREHOLDER	NET	FFO
	OFFICER (“PEO”)	PEO	NON-PEO NEOS	NEOS	RETURN	RETURN	INCOME	PER SHARE
YEAR	($)(1)	($)(2)	($)(3)	($)(4)	($)	($)(5)	($ in 000s)(6)	($)(7)
2025	11,663,678	31,738,170	4,583,176	8,121,241	283	174	5,364,120	12.73
2024	61,394,770	81,595,925	8,896,713	13,401,627	251	166	2,729,021	12.24
2023	15,564,307	22,397,338	3,544,111	5,557,380	198	146	2,617,018	11.78
2022	35,667,783	30,033,524	5,554,461	3,916,326	153	132	2,452,385	11.39
2021	10,475,192	24,351,704	2,512,245	5,726,224	196	152	2,568,707	10.51
1.	Represents the amount reported for each of the corresponding years in the “Total” column of the Summary Compensation Table for Mr. David Simon, the Company’s CEO through 2025.
2.	Represents the amount of “compensation actually paid” to Mr. David Simon, as computed in accordance with Item 402(v) of Regulation S- K. This amount does not reflect the total compensation actually realized or received by Mr. David Simon. In accordance with Item 402(v) of Regulation S-K, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

EQUITY AWARD ADJUSTMENTS (PEO) (A)
				CHANGE IN FV	CHANGE IN FV
		DEDUCTION FOR		OF AWARDS GRANTED IN	OF AWARDS
		AMOUNTS	INCREASE BASED ON	PRIOR FY THAT	GRANTED IN	INCREASED
		REPORTED UNDER	ASC 718 FV OF	WERE OUTSTANDING	PRIOR FY THAT	BASED ON
		THE “STOCK	AWARDS GRANTED	AND UNVESTED	VESTED IN THE	DIVIDENDS OR
		AWARDS” AND	IN THE APPLICABLE	AS OF APPLICABLE	APPLICABLE FY,	OTHER EARNINGS
		“OPTION AWARDS”	FY THAT REMAIN	FY END DETERMINED	DETERMINED	PAID DURING
		COLUMNS IN THE	UNVESTED AS OF	BASED ON CHANGE	BASED ON CHANGE	APPLICABLE
	PEO	SCT FOR THE	APPLICABLE FY END,	IN ASC 718 FV	IN ASC 718 FV	FY PRIOR	COMPENSATION
	REPORTED	APPLICABLE	DETERMINED AS OF	FROM PRIOR FY END	FROM PRIOR FY END	TO VESTING	ACTUALLY
	SCT TOTAL	FISCAL YEAR	APPLICABLE FY END	TO APPLICABLE FY END	TO VESTING DATE	DATE	PAID TO PEO
YEAR	$	$	$	$	$	$	$
2025	11,663,678	7,000,261	6,981,664	16,877,286	346,911	2,868,892	31,738,170
(A)	The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the 2021, 2022, 2023, 2024 and 2025 fiscal years. Adjustments for the items shown in the table above for fiscal year 2025 were also made for the 2021, 2022, 2023 and 2024 fiscal years. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are stock units, fair values were estimated using a Monte Carlo simulation model, using assumptions that are consistent with those used at grant. For other performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of the last day of the applicable fiscal year.
3.	Represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. David Simon) for each of the corresponding years in the “Total” column of the Summary Compensation Table. The names of each of the NEOs included for these purposes in each applicable year are as follows:

YEAR	PEO	NEOs included in Average
2025	David Simon	Brian J. McDade, Eli Simon, Steven E. Fivel, and John Rulli
2024	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Adam J. Reuille
2023	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Adam J. Reuille
2022	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Adam J. Reuille
2021	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Alexander L.W. Snyder

4.	Represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. David Simon), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with Item 402(v) of Regulation S-K, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

EQUITY AWARD ADJUSTMENTS (NON-PEO NEOS) (A)
CHANGE IN
FV OF AWARDS
				GRANTED IN PRIOR	CHANGE IN
		DEDUCTION FOR		FY THAT WERE	FV OF AWARDS
		AMOUNTS		OUTSTANDING AND	GRANTED IN
		REPORTED	INCREASE BASED	UNVESTED AS OF	PRIOR FY THAT
		IN THE	ON ASC 718	APPLICABLE	VESTED IN THE	INCREASED
		“STOCK AWARDS”	FAIR VALUE OF	FY END	APPLICABLE FY,	BASED ON
		AND “OPTION	AWARDS GRANTED	DETERMINED	DETERMINED	DIVIDENDS OR
		AWARDS”	IN THE APPLICABLE	BASED ON	BASED	OTHER
	AVERAGE	COLUMNS	FY THAT REMAIN	CHANGE IN	ON CHANGE IN	EARNINGS	AVERAGE
	NON-PEO	IN THE	UNVESTED AS OF	ASC 718 FV FROM	ASC 718 FV	PAID DURING	COMPENSATION
	NEO	SCT FOR THE	APPLICABLE FY END,	PRIOR FY END TO	FROM	APPLICABLE FY	ACTUALLY
	REPORTED	APPLICABLE	DETERMINED AS OF	APPLICABLE	PRIOR FY END	PRIOR TO	PAID TO
	SCT TOTAL	FISCAL YEAR	APPLICABLE FY END	FY END	TO VESTING DATE	VESTING DATE	NON-PEO NEOS
YEAR	$	$	$	$	$	$	$
2025	4,583,176	2,750,338	2,883,063	2,865,456	26,364	513,519	8,121,241

5.	The peer group used for this purpose is the following published industry index: FTSE NAREIT Equity Retail Index.
6.	Represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.
7.	GAAP reconciliation of our reported FFO per share to real estate FFO per share for the years 2023, 2024 and 2025 is included in our filed Annual Report on form 10-K for the year ending December 31, 2025 on pages 75-77, and real estate FFO per share for 2022 includes adjustments consistent with those applied for the years 2023, 2024 and 2025. Real estate FFO for 2021 includes adjustments consistent with those made and reported in our 2025 Form 10-K to diluted FFO.

Company Selected Measure Name	real estate FFO per share
Named Executive Officers, Footnote
3.	Represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. David Simon) for each of the corresponding years in the “Total” column of the Summary Compensation Table. The names of each of the NEOs included for these purposes in each applicable year are as follows:

YEAR	PEO	NEOs included in Average
2025	David Simon	Brian J. McDade, Eli Simon, Steven E. Fivel, and John Rulli
2024	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Adam J. Reuille
2023	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Adam J. Reuille
2022	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Adam J. Reuille
2021	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Alexander L.W. Snyder

Peer Group Issuers, Footnote
5.	The peer group used for this purpose is the following published industry index: FTSE NAREIT Equity Retail Index.

PEO Total Compensation Amount	$ 11,663,678	$ 61,394,770	$ 15,564,307	$ 35,667,783	$ 10,475,192
PEO Actually Paid Compensation Amount	$ 31,738,170	81,595,925	22,397,338	30,033,524	24,351,704
Adjustment To PEO Compensation, Footnote
2.	Represents the amount of “compensation actually paid” to Mr. David Simon, as computed in accordance with Item 402(v) of Regulation S- K. This amount does not reflect the total compensation actually realized or received by Mr. David Simon. In accordance with Item 402(v) of Regulation S-K, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

EQUITY AWARD ADJUSTMENTS (PEO) (A)
				CHANGE IN FV	CHANGE IN FV
		DEDUCTION FOR		OF AWARDS GRANTED IN	OF AWARDS
		AMOUNTS	INCREASE BASED ON	PRIOR FY THAT	GRANTED IN	INCREASED
		REPORTED UNDER	ASC 718 FV OF	WERE OUTSTANDING	PRIOR FY THAT	BASED ON
		THE “STOCK	AWARDS GRANTED	AND UNVESTED	VESTED IN THE	DIVIDENDS OR
		AWARDS” AND	IN THE APPLICABLE	AS OF APPLICABLE	APPLICABLE FY,	OTHER EARNINGS
		“OPTION AWARDS”	FY THAT REMAIN	FY END DETERMINED	DETERMINED	PAID DURING
		COLUMNS IN THE	UNVESTED AS OF	BASED ON CHANGE	BASED ON CHANGE	APPLICABLE
	PEO	SCT FOR THE	APPLICABLE FY END,	IN ASC 718 FV	IN ASC 718 FV	FY PRIOR	COMPENSATION
	REPORTED	APPLICABLE	DETERMINED AS OF	FROM PRIOR FY END	FROM PRIOR FY END	TO VESTING	ACTUALLY
	SCT TOTAL	FISCAL YEAR	APPLICABLE FY END	TO APPLICABLE FY END	TO VESTING DATE	DATE	PAID TO PEO
YEAR	$	$	$	$	$	$	$
2025	11,663,678	7,000,261	6,981,664	16,877,286	346,911	2,868,892	31,738,170
(A)	The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the 2021, 2022, 2023, 2024 and 2025 fiscal years. Adjustments for the items shown in the table above for fiscal year 2025 were also made for the 2021, 2022, 2023 and 2024 fiscal years. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are stock units, fair values were estimated using a Monte Carlo simulation model, using assumptions that are consistent with those used at grant. For other performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of the last day of the applicable fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 4,583,176	8,896,713	3,544,111	5,554,461	2,512,245
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,121,241	13,401,627	5,557,380	3,916,326	5,726,224
Adjustment to Non-PEO NEO Compensation Footnote
(A)	The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the 2021, 2022, 2023, 2024 and 2025 fiscal years. Adjustments for the items shown in the table above for fiscal year 2025 were also made for the 2021, 2022, 2023 and 2024 fiscal years. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are stock units, fair values were estimated using a Monte Carlo simulation model, using assumptions that are consistent with those used at grant. For other performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of the last day of the applicable fiscal year.
4.	Represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. David Simon), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with Item 402(v) of Regulation S-K, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

EQUITY AWARD ADJUSTMENTS (NON-PEO NEOS) (A)
CHANGE IN
FV OF AWARDS
				GRANTED IN PRIOR	CHANGE IN
		DEDUCTION FOR		FY THAT WERE	FV OF AWARDS
		AMOUNTS		OUTSTANDING AND	GRANTED IN
		REPORTED	INCREASE BASED	UNVESTED AS OF	PRIOR FY THAT
		IN THE	ON ASC 718	APPLICABLE	VESTED IN THE	INCREASED
		“STOCK AWARDS”	FAIR VALUE OF	FY END	APPLICABLE FY,	BASED ON
		AND “OPTION	AWARDS GRANTED	DETERMINED	DETERMINED	DIVIDENDS OR
		AWARDS”	IN THE APPLICABLE	BASED ON	BASED	OTHER
	AVERAGE	COLUMNS	FY THAT REMAIN	CHANGE IN	ON CHANGE IN	EARNINGS	AVERAGE
	NON-PEO	IN THE	UNVESTED AS OF	ASC 718 FV FROM	ASC 718 FV	PAID DURING	COMPENSATION
	NEO	SCT FOR THE	APPLICABLE FY END,	PRIOR FY END TO	FROM	APPLICABLE FY	ACTUALLY
	REPORTED	APPLICABLE	DETERMINED AS OF	APPLICABLE	PRIOR FY END	PRIOR TO	PAID TO
	SCT TOTAL	FISCAL YEAR	APPLICABLE FY END	FY END	TO VESTING DATE	VESTING DATE	NON-PEO NEOS
YEAR	$	$	$	$	$	$	$
2025	4,583,176	2,750,338	2,883,063	2,865,456	26,364	513,519	8,121,241

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs Company Total Shareholder Return and Peer Group Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs Real Estate FFO per share
Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs Company Total Shareholder Return and Peer Group Shareholder Return
Tabular List, Table

The table below represents the most important financial performance measures used by the Company to link compensation actually paid to our NEOs to Company performance for fiscal year ended December 31, 2025, as discussed further in our Compensation Discussion and Analysis.

Real Estate FFO per Share
Absolute TSR
EBITDA

Total Shareholder Return Amount	$ 283	251	198	153	196
Peer Group Total Shareholder Return Amount	174	166	146	132	152
Net Income (Loss)	$ 5,364,120,000	$ 2,729,021,000	$ 2,617,018,000	$ 2,452,385,000	$ 2,568,707,000
Company Selected Measure Amount | $ / shares	12.73	12.24	11.78	11.39	10.51
PEO Name	David Simon
Measure:: 1
Pay vs Performance Disclosure
Name	Real Estate FFO per Share
Non-GAAP Measure Description
7.	GAAP reconciliation of our reported FFO per share to real estate FFO per share for the years 2023, 2024 and 2025 is included in our filed Annual Report on form 10-K for the year ending December 31, 2025 on pages 75-77, and real estate FFO per share for 2022 includes adjustments consistent with those applied for the years 2023, 2024 and 2025. Real estate FFO for 2021 includes adjustments consistent with those made and reported in our 2025 Form 10-K to diluted FFO.

Measure:: 2
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,000,261)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,981,664
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,877,286
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	346,911
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,868,892
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,750,338)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,883,063
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,865,456
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,364
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 513,519